Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	JPY (millions) As of March 31
	2022	2023
Cash and deposits	¥389,059	¥229,557
Short-term investments	460,637	303,973
Total	¥849,695	¥533,530